1933 Act/Rule 497(e)

Virtus Variable Insurance Trust

One Financial Plaza

Hartford, CT 06103

July 1, 2019

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Variable Insurance Trust
File No. 033-05033 and 811-04642

To The Commission Staff:

On behalf of Virtus Variable Insurance Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 497(e) under the Securities Act of 1933 and the Investment Company Act of 1940, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus for Virtus Strategic Allocation Series (the “Series”) as filed under Rule 497(e) on June 14, 2019. The purpose of this filing is to submit the 497(e) filing dated June 14, 2019 in XBRL for the Series.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this filing.

Very truly yours,

/s/ Jennifer S. Fromm

Jennifer S. Fromm

Vice President and Chief Legal Officer

Virtus Mutual Funds

cc: Ann Flood